SCHEDULE OF LOANS RECEIVABLE (Details) (Parenthetical) ¥ in Thousands												1 Months Ended		12 Months Ended
	Oct. 30, 2027 USD ($)	Oct. 30, 2026 USD ($)	Jul. 16, 2026 USD ($)	Jun. 01, 2026 USD ($)	May 25, 2026	Dec. 26, 2025 USD ($)	Oct. 27, 2025 USD ($)	Oct. 17, 2025 USD ($)	Nov. 18, 2024 USD ($)	Nov. 14, 2024 USD ($)	Oct. 28, 2024 USD ($)	Oct. 31, 2026 USD ($)	Oct. 30, 2026 USD ($)	Jun. 30, 2026 USD ($)		Oct. 30, 2026 CNY (¥)	Jun. 01, 2026 CNY (¥)	Dec. 26, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Jun. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Loan amount														$ 39,076,187						$ 4,515,050
Forecast [Member]
Short-Term Debt [Line Items]
Remaining loan balance	$ 300,000
Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance		$ 2,192,000											$ 234,000
Well Fancy Development Ltd [Member]
Short-Term Debt [Line Items]
Loan amount											$ 283,050			221,050	[1]					283,050	[1]
Interest rate											5.00%
Well Fancy Development Ltd [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance		221,050
Well Fancy Development Ltd [Member] | Yufengyuan [Member]
Short-Term Debt [Line Items]
Principal payment																			$ 62,000
Well Fancy Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance												$ 75,000
Li Bang International [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Remaining loan balance	146,050
Hamasen International Consultancy Limited [Member]
Short-Term Debt [Line Items]
Loan amount											$ 600,000			468,000	[2]					600,000	[2]
Interest rate											5.00%
Hamasen International Consultancy Limited [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Remaining loan balance	351,000
Hamasen International Consultancy Limited [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance												117,000
Hamasen International Consultancy Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment																			132,000
Libra Appraisal Limited [Member]
Short-Term Debt [Line Items]
Loan amount											$ 500,000			400,000	[3]					500,000	[3]
Interest rate											5.00%
Libra Appraisal Limited [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance													468,000
Libra Appraisal Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment																			100,000
Youbiqi [Member]
Short-Term Debt [Line Items]
Repaid loan														30,832,930
Youbiqi [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance		400,000
Libra Agreement [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance												100,000
Giant Image Limited [Member]
Short-Term Debt [Line Items]
Loan amount									$ 832,000		$ 2,000,000			2,192,000	[4]					2,832,000	[4]
Interest rate									5.00%		5.00%
Repaid loan							$ 2,000,000
Repaid loan								$ 832,000
Giant Image Limited [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance												548,000
Remaining loan balance	1,644,000
Provision for loan			$ 1,315,200
Giant Image Limited [Member] | Youbiqi [Member]
Short-Term Debt [Line Items]
Principal payment												640,000
Oic Corporate Services Limited [Member]
Short-Term Debt [Line Items]
Loan amount										$ 300,000				234,000	[5]					300,000	[5]
Interest rate										5.00%
Oic Corporate Services Limited [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Remaining loan balance	$ 174,000											$ 60,000
Oic Corporate Services Limited [Member] | Yufengyuan [Member]
Short-Term Debt [Line Items]
Principal payment																			$ 66,000
Jiangy In HuihengInvestment Co LTD [Member]
Short-Term Debt [Line Items]
Loan amount						$ 30,832,930,000,000												¥ 210,000
Interest rate				3.00%	3.00%	5.00%
Leiluo Intelligent Technology [Member]
Short-Term Debt [Line Items]
Loan amount		$ 293,647,000,000		$ 568,207,000,000									$ 293,647,000,000	$ 568,207	[6]		¥ 3,870				[6]
Leiluo Intelligent Technology [Member] | Forecast [Member]
Short-Term Debt [Line Items]
Loan amount | ¥																¥ 2,000
Li Bang Intelligent Technology [Member]
Short-Term Debt [Line Items]
Loan amount				$ 4,160,000
Interest rate				3.00%

[1]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $283,050, with interest of 5% to WELL FANCY DEVELOPMENT LTD., a third-party (the “Well Fancy Agreement”) from October 28, 2024 to September 27, 2025. In accordance with the Well Fancy Agreement, the principal shall be repaid by September 27, 2025 by a third-party company, Suzhou Yufengyuan Food Distribution Co., Ltd. (Yufengyuan). On September 30, 2025, the Well Fancy Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $62,000 to Li Bang International in October 2025. The remaining loan balance of $221,050 should be repaid no later than October 30, 2026.
[2]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $600,000 with interest of 5% to HAMASEN INTERNATIONAL CONSULTANCY LIMITED, a third-party (the “Hamasen Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Hamasen Agreement, the principal shall be repaid by October 27, 2025 by a third-party company, Jiangsu Youbiqi Trading Co., Ltd. (“Youbiqi”). On September 30, 2025, the Hamasen Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $132,000 to Li Bang International in October 2025. The remaining loan balance of $468,000 should be repaid no later than October 30, 2026.
[3]	Pursuant to a multi-party loan agreement executed on October 28, 2024, Li Bang International provided a loan of $500,000 with interest of 5% to LIBRA APPRAISAL LIMITED, a third-party (the “Libra Agreement”) from October 28, 2024 to October 27, 2025. In accordance with the Libra Agreement, the principal shall be repaid by October 27, 2025 by Youbiqi. On September 30, 2025, the Libra Agreement was amended with the execution of a supplemental agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $100,000 to Li Bang International in October 2025. The outstanding loan balance of $400,000 should be repaid no later than October 30, 2026.
[4]	Pursuant to a multi-party loan agreement executed on October 28, 2024 and November 18, 2024, Li Bang International provided two loans of $2,000,000 and $832,000 to GIANT IMAGE LIMITED, a third-party (the “Giant Image Agreement”) for one year, carrying interest at 5%. In accordance with the Giant Image Agreement, $2,000,000 shall be repaid by October 27, 2025 and $832,000 shall be repaid by October 17, 2025 by Youbiqi. On September 30, 2025, the Giant Image Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Youbiqi made a payment of $640,000 to Li Bang International in October 2025. The outstanding loan balance of $2,192,000 should be repaid no later than October 30, 2026.
[5]	Pursuant to a multi-party loan agreement executed on November 14, 2024, Li Bang International provided a loan of $300,000 with interest of 5% to OIC CORPORATE SERVICES LIMITED, a third-party (the “OIC Agreement’) from November 14, 2024 to October 13, 2025. In accordance with the OIC Agreement, the principal shall be repaid by October 13, 2025 by Yufengyuan. On September 30, 2025, the OIC Agreement was amended with the execution of a supplementa1 agreement that extended the due date of the outstanding principal. Yufengyuan made a payment of $66,000 to Li Bang International in October 2025. The remaining loan balance of $234,000 should be repaid no later than October 30, 2026.
[6]	On June 1, 2026, Li Bang Kitchen Appliance provided a one-year loan of RMB 3.87 million ($568,207) to Leiluo Intelligent Technology (Jiangsu) Co., Ltd., (“Leiluo Intelligent”), a strategic business partner, at an annual interest rate of 3%. From September 22 to October 20, 2026, Leiluo Intelligent repaid RMB 2 million ($293,647). In accordance with the loan agreement, the outstanding balance should be repaid no later than May 31, 2027.